Equity settled share-based transactions - Fair value of RSUs and key assumptions (Details) - Restricted Share Units	12 Months Ended
Dec. 31, 2021 $ / shares
Fair value of restricted share units and key assumptions
Exercise price	$ 0.01
Expected option life	1 year
Expected dividends	0.00%
Likelihood of achieving a redemption event	5
Likelihood of achieving a liquidity event	5
Minimum
Fair value of restricted share units and key assumptions
Fair value at measurement date	$ 13.89
Share price	$ 13.89
Expected volatility	41.03%
Risk-free interest rate (based on 5-year HKSAR government bonds)	1.00%
Maximum
Fair value of restricted share units and key assumptions
Fair value at measurement date	$ 18.91
Share price	$ 18.91
Expected volatility	44.26%
Risk-free interest rate (based on 5-year HKSAR government bonds)	1.13%